NOTE 29. RELATED PARTIES	12 Months Ended
Dec. 31, 2021
NOTE 29. RELATED PARTIES

NOTE 29. RELATED PARTIES

(a)       Parent and ultimate controlling party

As at December 31, 2019 and 2020, Marvel Finance Limited ("MFL") owned 2,201,412 shares, representing approximately 65.18% and 33.80%, respectively in the Company. MFL was the ultimate controlling party of the Group as at December 31, 2019. However as at December 31, 2020, MFL's shareholding in the Company decreased to 33.80% and therefore MFL was not considered the ultimate controlling party of the Group from that date on.

(b)       Transactions with directors

During the years ended December 31, 2021, 2020 and 2019, the remuneration of directors of the Company was as follows:

	Company
	December 31, 2021 A$	December 31, 2020 A$	December 31, 2019 A$
Short term benefits (1)	730,743	780,832	715,301
Post-employment benefits	-	-	-
Total	730,743	780,832	715,301

(1) The director remuneration relating to Mr. Con Unerkov, our then CEO, is provided by a related company over which Mr. Cecil Ho, our former Company Secretary and Chief Financial Officer has control.

NOTE 29. RELATED PARTIES

(c)       Other related party transactions

During the years ended December 31, 2021, 2020 and 2019, the Group has the following material transactions with its related parties:

	Consolidated
	December 31, 2021 A$	December 31, 2020 A$	December 31, 2019 A$
Revenue received from related parties (1)	-	8,490	-
General consultancy and management fee paid to a related party (1)	-	282,971	571,519
Purchase of products from related parties (1)	-	29,794	22,588
Interest income earned from the former ultimate holding company (1)	-	-	115,678
Group Secretarial, taxation service and interim CFO fee paid to a related company (2)	-	-	40,000
Company Secretarial, taxation service and CFO fee paid to a related company (3)	561,758	607,659	523,196
Consultancy fee paid to a related party (6)	225,860	-	-
Purchase of products from a related party (4)	-	274,417	501,062
Sales to a related party (5)	-	315,034	-

(1)	Dr. Herbert Ying Chiu LEE, former director controlled the entities providing the consultancy and management services. These transactions were carried at market value in the ordinary course of business.
(2)	Mr. George Yatzis, former Company Secretary, is a director of the related party.
(3)	Mr. Cecil Ho, former Company Secretary and CFO controlled the entity providing professional services.
(4)	Mr.Wuhua Zhang, our former director of the Company controlled the entity. The transactions were carried at the then current market value in the ordinary course of business.
(5)	The related party is one of the subsidiaries of our shareholder.
(6)	Mr. Con Unerkov, former director, is a director of the related party.

During the years ended December 31, 2021 and 2020, the Group did not charge any interest to MFL. For the year ended December 31, 2019, the Group charged MFL interest in relation to 2 loans a total of A$115,678.

(d)       Amounts due from / to related companies

Other than the related party balances disclosed in Note 18 and 19, the other related party balances as of December 31, 2021 and 2020 are disclosed:

(i)       included in trade and other receivables in Note 12, there were amounts of Nil (2020: A$14,245) in respect to trade and non-trade in nature respectively and were due from certain related companies in which our former director, Dr. Herbert Ying Chiu LEE has control. The amounts due from the related companies are unsecured, non-interest bearing and repayable on demand;

(ii)       included in other assets in Note 13, there was amount of Nil (2020: A$603,600) in respect to trade in nature and was deposits paid to a related company in which our director, Mr. Michael Wuhua ZHANG has control; and

(iii)       included in trade and other liabilities in Note 17, there was amount of Nil (2020: A$5,329) in respect to trade in nature and was due to a related company in which our former director, Dr. Herbert Ying Chiu LEE has control. The amount due to the related company is unsecured, non-interest bearing and repayable on demand.